Lease Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Lease Intangibles

4. Lease Intangibles

Lease intangibles and the value of assumed lease obligations as of September 30, 2014 and December 31, 2013 were comprised as follows:

September 30, 2014	Above Market Leases	In Place Leases	Leasing Commissions	Total	Below Market Leases	Below Market Ground Lease	Total
Cost	$6,980,813	$22,370,372	$12,535,456	$41,886,641	$(746,219)	$(138,218)	$(884,437)
Accumulated amortization	(3,131,678)	(8,604,160)	(3,155,524)	(14,891,362)	215,986	19,217	235,203

	$3,849,135	$13,766,212	$9,379,932	$26,995,279	$(530,233)	$(119,001)	$(649,234)

December 31, 2013	Above Market Leases	In Place Leases	Leasing Commissions	Total	Below Market Leases	Below Market Ground Lease	Total
Cost	$3,043,030	$14,885,115	$5,447,198	$23,375,343	$(168,904)	$(138,218)	$(307,122)
Accumulated Amortization	(1,306,326)	(6,536,311)	(1,781,143)	(9,623,780)	123,567	16,209	139,776

	$1,736,704	$8,348,804	$3,666,055	$13,751,563	$(45,337)	$(122,009)	$(167,346)

The Company has adjusted acquired lease intangibles and accounts payable and accrued liabilities as of December 31, 2013 in the amount of $649,192 to conform with the current period presentation as of September 30, 2014. There was no impact to net income resulting from this adjustment.

The estimated aggregate amortization expense for lease intangibles for the five succeeding years and in the aggregate are as follows:

2014	$1,650,514
2015	6,343,804
2016	5,860,838
2017	3,605,134
2018	2,430,107
Thereafter	6,455,648

$26,346,045

5. Lease Intangibles

Lease intangibles and the value of assumed lease obligations as of December 31, 2013, and December 31, 2012 were comprised as follows:

December 31, 2013	Above Market Leases	In Place Leases	Leasing Commissions	Total	Below Market Leases	Below Market Ground Lease	Total
Cost	$3,043,030	$15,731,887	$5,447,198	$24,222,115	$(168,904)	$(138,218)	$(307,122)
Accumulated Amortization	(1,306,326)	(6,733,891)	(1,781,143)	(9,821,360)	123,567	16,209	139,776

	$1,736,704	$8,997,996	$3,666,055	$14,400,755	$(45,337)	$(122,009)	$(167,346)

December 31, 2012	Above Market Leases	In Place Leases	Leasing Commissions	Total	Below Market Leases	Below Market Ground Lease	Total
Cost	$1,839,335	$6,027,484	$1,735,686	$9,602,505	$(150,968)	$(138,218)	$(289,186)
Accumulated Amortization	(765,985)	(3,902,265)	(931,966)	(5,600,216)	108,469	12,199	120,668

	$1,073,350	$2,125,219	$803,720	$4,002,289	$(42,499)	$(126,019)	$(168,518)

The estimated aggregate amortization expense for lease intangibles for the five succeeding years and in the aggregate are as follows:

	Above Market Leases	In Place Leases	Leasing Commissions	Total	Below Market Leases	Below Market Ground Lease	Total
2014	$579,905	$3,412,297	$1,200,127	$5,192,329	$(16,454)	$(4,011)	$(20,465)
2015	543,010	2,580,918	1,137,079	4,261,007	(16,454)	(4,011)	(20,465)
2016	315,073	2,454,341	697,689	3,467,103	(9,382)	(4,011)	(13,393)
2017	145,904	550,440	298,369	994,713	(3,047)	(4,011)	(7,058)
2018	79,776	—	170,344	250,120	—	(4,011)	(4,011)
Thereafter	73,036	—	162,447	235,483	—	(101,954)	(101,954)

	$1,736,704	$8,997,996	$3,666,055	$14,400,755	$(45,337)	$(122,009)	$(167,346)